Trade Accounts and Notes Receivable, Other Accounts Receivable and Others - Summary of Other Assets (Detail) - KRW (₩) ₩ in Millions	Dec. 31, 2023	Dec. 31, 2022
Current assets
Advanced payments	₩ 1,675	₩ 22,134
Prepaid expenses	103,355	74,420
Value added tax refundable	143,608	220,182
Right to recover returned goods	5,121	8,155
Total other current assets	₩ 253,759	₩ 324,891